Document and Entity Information - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Mar. 15, 2019	Jun. 30, 2018
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Trading Symbol	CSBB
Entity Registrant Name	CSB BANCORP INC /OH
Entity Central Index Key	0000880417
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Shell Company	false
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding		2,742,242
Entity Public Float			$ 98.5